Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Geographic Information [Text Block]

Note 11 - Geographic Information

Product revenues for the nine months ended September 30, 2013 and 2012 are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

Customers based in:
Europe	$185,955	$416,516	$667,574	$1,172,745
Asia	60,859	158,180	237,794	307,586
United States	79,811	100,797	279,260	467,671
Others	18,805	78,179	96,852	218,010

	$345,430	$753,672	$1,281,480	$2,166,012

Note 12- Geographic Information

Product revenues for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011

Customers based in:
Europe	$1,420,653	$1,961,320
Asia	458,297	417,000
United States	557,248	888,058
Others	300,268	546,274

	$2,736,466	$3,812,652